Nationwide((R))VL
Separate Account-D
  June 30, 2001

[The BEST of AMERICA(R) LOGO]

America's FUTURE Life Series(SM)

                                                       2001
                                                Semi-Annual Report

--------------------------------------------------------------------------------


                                                 [NATIONWIDE LOGO]

                                  Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus,Ohio

                                [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PICTURE]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VL Separate Account-D.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001


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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 18. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30,2001
                                   (UNAUDITED)

ASSETS:

     Investments at fair value:

     Dreyfus Variable Investment Fund - Quality Bond Portfolio (DryQualBd)
       6,035 shares (cost $68,395)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$     70,251
     Fidelity Variable Insurance Products Fund - Equity-Income Portfolio (FidVEqInS)
       284,941 shares (cost $6,668,991) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6,738,863
     Fidelity Variable Insurance Products Fund - Overseas Portfolio (FidVOvSeS)
       198,589 shares (cost $3,915,239) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,088,061
     Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (FidVConS)
       196,737 shares (cost $4,487,745) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,052,778
     Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (FidVIPI500)
       28,282 shares (cost $3,979,054). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,908,510
     Fidelity Variable Insurance Products Fund III - Balanced Portfolio (FidVBalS)
       105,762 shares (cost $1,558,316) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,453,174
     Invesco VIF - Blue Chip Growth Fund (IVCGr)
       294,033 shares (cost $4,059,123) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,852,123
     Invesco VIF - Dynamics Fund (IVDynm )
       16,261 shares (cost $289,411). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     239,694
     Invesco VIF - Equity Income Fund (IVEIn)
       122,232 shares (cost $2,532,694) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,395,748
     Invesco VIF - High Yield Fund (IVHiYld)
       65,986 shares (cost $684,726)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     625,545
     Invesco VIF - Small Company Growth Fund (InVIFSmCoGr)
       134,356 shares (cost $2,291,418) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,233,001
     Invesco VIF - Total Return Fund (IVTotRtn)
       55,485 shares (cost $770,641)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     731,848
     Nationwide Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
       1 shares(cost $4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
     Nationwide Separate Account Trust - Government Bond Fund (NSATGvtBd)
       32,200 shares (cost $371,672)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     368,041
     Nationwide Separate Account Trust - Money Market Fund (NSATMMkt)
       1,522,475 shares (cost $1,522,475) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,522,475
                                                                                                             ------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30,280,115

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           -
          Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30,280,115

ACCOUNTS PAYABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         527
                                                                                                             ------------
CONTRACT OWNERS' EQUITY (NOTE 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$ 30,279,588
                                                                                                             ============

See accompanying notes to financial statements.

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                                       4

--------------------------------------------------------------------------------
NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30,2001,2000 AND 1999
(UNAUDITED)

                                                                              Total                                       DryQualBd
                                                                              -----                                       ---------
                                                               2001           2000              1999         2001            2000
                                                            ----------     ----------         -------     ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested Dividends ..................................   $   341,659         85,514             30         11,178         23,757
  Mortality and expense risk charges (note 3) ...........       (45,970)       (31,471)           (89)        (1,044)        (2,740)
                                                             ----------     ----------         ------     ----------       --------
   Net investment income ................................       295,689         54,043            (59)        10,134         21,017
                                                             ----------     ----------         ------     ----------       --------

  Proceeds from mutual funds shares sold ................     5,277,644      2,619,156          5,247      1,186,636         17,367
  Cost of mutual fund shares sold .......................    (6,215,525)    (2,618,045)        (5,404)    (1,119,129)       (17,617)
                                                             ----------     ----------         ------     ----------       --------
   Realized gain (loss) on investments ..................      (937,881)         1,111           (157)        67,507           (250)
  Change in unrealized gain (loss)
   on investments .......................................    (2,050,204)      (114,309)         6,439        (46,221)        12,096
                                                             ----------     ----------         ------     ----------       --------
   Net gain (loss) on investments .......................    (2,988,085)      (113,198)         6,282         21,286         11,846
                                                             ----------     ----------         ------     ----------       --------
  Reinvested capital gains ..............................       536,602         55,136           --             --             --
                                                             ----------     ----------         ------     ----------       --------
     Net increase (decrease) in contract owners'
      equity resulting from operations...................   $(2,155,794)        (4,019)         6,223         31,420         32,863
                                                             ==========     ==========         ======     ==========       ========


                                                                           FidVEqInS                                      FidVOvSeS
                                                                          ----------                                      ---------
                                                               2001           2000              1999         2001            2000
                                                             ----------     ----------         -------     ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested Dividends ... ..............................   $    93,374           --             --          135,014          8,519
  Mortality and expense risk charges (note 3) ...........       (11,942)        (7,344)          --           (5,359)        (2,110)
                                                             ----------     ----------         ------     ----------       --------
   Net investment income ................................        81,432         (7,344)          --          129,655          6,409
                                                             ----------     ----------         ------     ----------       --------

  Proceeds from mutual funds shares sold ................       106,282         25,557           --          135,784         14,509
  Cost of mutual fund shares sold .......................      (103,546)       (25,206)          --         (178,863)       (12,490)
                                                             ----------     ----------         ------     ----------       --------
   Realized gain (loss) on investments ..................         2,736            351           --          (43,079)         2,019
  Change in unrealized gain (loss)
   on investments .......................................      (459,254)       (80,912)          --         (718,081)       (94,371)
                                                             ----------     ----------         ------     ----------       --------
   Net gain (loss) on investments .......................      (456,518)       (80,561)          --         (761,160)       (92,352)
                                                             ----------     ----------         ------     ----------       --------
  Reinvested capital gains ..............................       275,452           --             --          215,729         55,136
                                                             ----------     ----------         ------     ----------       --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..................   $   (99,634)       (87,905)          --         (415,776)       (30,807)
                                                             ==========     ==========         ======     ==========       ========


                                                                                        NSATIncBd
                                                                                        ---------
                                                              1999       2001             2000       1999
                                                            ------     ----------       ---------   ------
INVESTMENT ACTIVITY:
  Reinvested Dividends ..................................   $   16          9,850         45,051        --
  Mortality and expense risk charges (note 3) ...........       (4)          (784)        (2,575)       --
                                                            ------     ----------       --------    ------
   Net investment income ................................       12          9,066         42,476        --
                                                            ------     ----------       --------    ------

  Proceeds from mutual funds shares sold ................      201      1,018,394         17,699        --
  Cost of mutual fund shares sold .......................     (203)    (1,158,836)       (19,122)       --
                                                            ------     ----------       --------    ------
   Realized gain (loss) on investments ..................       (2)      (140,442)        (1,423)       --
  Change in unrealized gain (loss)
   on investments .......................................       15        191,057        (50,623)       --
                                                            ------     ----------       --------    ------
   Net gain (loss) on investments .......................       13         50,615        (52,046)       --
                                                            ------     ----------       --------    ------
  Reinvested capital gains ..............................     --             --             --          --
                                                            ------     ----------       --------    ------
     Net increase (decrease) in contract owners'
      equity resulting from operations...................   $   25         59,681         (9,570)       --
                                                            ======     ==========       ========    ======

                                                                                        FidVConS
                                                                                        --------
                                                             1999         2001            2000       1999
                                                            ------     ----------       --------    ------
INVESTMENT ACTIVITY:
  Reinvested Dividends ..................................   $ --           11,355           --          --
  Mortality and expense risk charges (note 3) ...........       (7)        (4,066)        (2,496)       --
                                                            ------     ----------       --------    ------
   Net investment income ................................       (7)         7,289         (2,496)       --
                                                            ------     ----------       --------    ------

  Proceeds from mutual funds shares sold ................      361         35,169          8,763        --
  Cost of mutual fund shares sold .......................     (365)       (43,486)        (9,166)       --
                                                            ------     ----------       --------    ------
   Realized gain (loss) on investments ..................       (4)        (8,317)          (403)       --
  Change in unrealized gain (loss)
   on investments .......................................      289       (285,645)       (46,917)       --
                                                            ------     ----------       --------    ------
   Net gain (loss) on investments .......................      285       (293,962)       (47,320)       --
                                                            ------     ----------       --------    ------
  Reinvested capital gains ..............................     --           45,421           --          --
                                                            ------     ----------       --------    ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..................   $  278       (241,252)       (49,816)       --
                                                            ======     ==========       ========    ======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                          FidVIPI500                             FidVBalS
                                                                         -----------                             ---------
                                                                2001        2000        1999         2001        2000         1999
                                                               ------      ------       -----      --------      ------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $     --           --           --         47,138        --            --
  Mortality and expense risk charges (note 3) .........       (1,237)        --           --         (2,754)     (1,857)         --
                                                             -------     -------      -------      --------      ------      -------
   Net investment income ..............................       (1,237)        --           --         44,384      (1,857)         --
                                                             -------     -------      -------      --------      ------      -------

  Proceeds from mutual funds shares sold ..............        9,246         --           --        225,982       6,482          --
  Cost of mutual fund shares sold .....................       (9,174)        --           --       (248,301)     (6,661)         --
                                                             -------     -------      -------      --------      ------      -------
   Realized gain (loss) on investments ................           72         --           --        (22,319)       (179)         --
  Change in unrealized gain (loss)
   on investments .....................................      (70,544)        --           --        (43,140)     (1,645)         --
                                                             -------     -------      -------      --------      ------      -------
   Net gain (loss) on investments .....................      (70,472)        --           --        (65,459)     (1,824)         --
                                                             -------     -------      -------      --------      ------      -------
  Reinvested capital gains ............................         --           --           --           --          --            --
                                                             -------     -------      -------      --------      ------      -------
     Net increase (decrease) in contract owners'
      equity resulting from operations ................   $  (71,709)        --           --        (21,075)     (3,681)         --
                                                             =======     =======      =======      ========      ======      =======


                                                                             IVCGr
                                                                         -----------
                                                                2001          2000          1999
                                                               ------        ------       -------

INVESTMENT ACTIVITY:
  Reinvested dividends ................................  $      --            --            --
  Mortality and expense risk charges (note 3) .........       (4,472)       (2,415)          (18)
                                                          ----------       -------        ------
   Net investment income ..............................       (4,472)       (2,415)          (18)
                                                          ----------       -------        ------

  Proceeds from mutual funds shares sold ..............       73,283        18,703           986
  Cost of mutual fund shares sold .....................     (104,302)      (14,808)       (1,034)
                                                          ----------       -------        ------
   Realized gain (loss) on investments ................      (31,019)        3,895           (48)
  Change in unrealized gain (loss)
   on investments .....................................   (1,027,434)      108,663         2,031
                                                          ----------       -------        ------
   Net gain (loss) on investments .....................   (1,058,453)      112,558         1,983
                                                          ----------       -------        ------
  Reinvested capital gains ............................         --            --            --
                                                          ----------       -------        ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ................  $(1,062,925)      110,143         1,965
                                                          ==========       =======         =====



                                                                           IVDynm                                 IVEIn
                                                                         -----------                             ---------
                                                                2001        2000         1999         2001        2000         1999
                                                               ------      ------       -----      --------      ------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $     --          --           --           --          --           --
  Mortality and expense risk charges (note 3) .........         (418)       (414)         (18)      (4,409)     (2,542)         (40)
                                                             -------    --------     --------     --------      ------     --------
   Net investment income ..............................         (418)       (414)         (18)      (4,409)     (2,542)         (40)
                                                             -------    --------     --------     --------      ------     --------

  Proceeds from mutual funds shares sold ..............        6,635       6,512          968      161,230      22,926        2,271
  Cost of mutual fund shares sold .....................       (5,991)     (4,545)      (1,006)    (169,254)    (22,382)      (2,332)
                                                             -------    --------     --------     --------      ------     --------
   Realized gain (loss) on investments ................          644       1,967          (38)      (8,024)        544          (61)
  Change in unrealized gain (loss)
   on investments .....................................      (47,080)     20,265        1,669     (125,867)     19,290        2,405
                                                             -------    --------     --------     --------      ------     --------
   Net gain (loss) on investments .....................      (46,436)     22,232        1,631     (133,891)     19,834        2,344
                                                             -------    --------     --------     --------      ------     --------
  Reinvested capital gains ............................         --          --           --           --          --           --
                                                             -------    --------     --------     --------      ------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ................   $  (46,854)     21,818        1,613     (138,300)     17,292        2,304
                                                             =======    ========     ========     ========      ======     ========


                                                                            IVHiYld
                                                                         -----------
                                                                2001          2000          1999
                                                               ------        ------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................         --            --            --
  Mortality and expense risk charges (note 3) .........   $     (665)         --            --
                                                          ----------       -------        ------
   Net investment income ..............................         (665)         --            --
                                                          ----------       -------        ------

  Proceeds from mutual funds shares sold ..............        8,380            13           357
  Cost of mutual fund shares sold .....................       (8,806)          (13)         (361)
                                                          ----------       -------        ------
   Realized gain (loss) on investments ................         (426)         --              (4)
  Change in unrealized gain (loss)
   on investments .....................................   $  (59,181)         --              30
                                                          ----------       -------        ------
   Net gain (loss) on investments .....................      (59,607)         --              26
                                                          ----------       -------        ------
  Reinvested capital gains ............................         --            --            --
                                                          ----------       -------        ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ................   $  (60,272)         --              26
                                                          ==========       =======        ======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                       InVIFSmCoGr                          IVTotRtn
                                                                       -----------                          ---------
                                                                2001      2000     1999         2001          2000          1999
                                                               ------    ------    -----      --------       ------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $     --        --       --           --            --            --
  Mortality and expense risk charges (note 3) ..........       (3,068)     --       --         (1,624)       (1,746)         --
                                                            ---------  -------  -------      --------       -------      -------
   Net investment income ...............................       (3,068)     --       --         (1,624)       (1,746)         --
                                                            ---------  -------  -------      --------       -------      -------

  Proceeds from mutual funds shares sold ...............       78,818      --       --        348,258        11,881          --
  Cost of mutual fund shares sold ......................      (87,606)     --       --       (431,318)      (13,154)         --
                                                            ---------  -------  -------      --------       -------      -------
   Realized gain (loss) on investments .................       (8,788)     --       --        (83,060)       (1,273)         --
  Change in unrealized gain (loss)
   on investments ......................................      (58,417)     --       --         85,028       (16,208)         --
                                                            ---------  -------  -------      --------       -------      -------
   Net gain (loss) on investments ......................      (67,205)     --       --          1,968       (17,481)         --
                                                            ---------  -------  -------      --------       -------      -------
  Reinvested capital gains .............................         --        --       --           --            --            --
                                                            ---------  -------  -------      --------       -------      -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .................   $  (70,273)     --       --            344       (19,227)         --
                                                            =========  =======  =======      ========       =======      =======


                                                                            NSATCapAp
                                                                           -----------
                                                                2001          2000          1999
                                                               ------         ------       -----

INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $     --           1,889          --
  Mortality and expense risk charges (note 3) ..........         (691)       (3,296)         --
                                                           ----------       -------     --------
   Net investment income ...............................         (691)       (1,407)         --
                                                           ----------       -------     --------

  Proceeds from mutual funds shares sold ...............      951,279        22,871          --
  Cost of mutual fund shares sold ......................   (1,647,047)      (26,153)         --
                                                           ----------       -------     --------
   Realized gain (loss) on investments .................     (695,768)       (3,282)         --
  Change in unrealized gain (loss)
   on investments ......................................      636,102        27,405          --
                                                           ----------       -------     --------
   Net gain (loss) on investments ......................      (59,666)       24,123          --
                                                           ----------       -------     --------
  Reinvested capital gains .............................         --            --            --
                                                           ----------       -------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .................   $  (60,357)       22,716          --
                                                           ==========       =======     ========



                                                                        NSATGvtBd                           NSATMMkt
                                                                       -----------                          ---------
                                                                2001      2000     1999         2001          2000          1999
                                                               ------    ------    -----      --------       ------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $    8,917      --       --         24,114         3,685            14
  Mortality and expense risk charges (note 3) ..........         (664)     --       --         (2,218)         (246)           (2)
                                                            ---------  -------  -------      --------       -------      -------
   Net investment income ...............................        8,253      --       --         21,896         3,439            12
                                                            ---------  -------  -------      --------       -------      -------

  Proceeds from mutual funds shares sold ...............      173,490      --       --         30,079     2,434,273           103
  Cost of mutual fund shares sold ......................     (170,002)     --       --        (30,079)   (2,434,273)         (103)
                                                            ---------  -------  -------      --------       -------      -------
   Realized gain (loss) on investments .................        3,488      --       --           --            --            --
  Change in unrealized gain (loss)
   on investments ......................................       (3,631)     --       --           --            --            --
                                                            ---------  -------  -------      --------       -------      -------
   Net gain (loss) on investments ......................         (143)     --       --           --            --            --
                                                            ---------  -------  -------      --------       -------      -------
  Reinvested capital gains .............................         --        --       --           --            --            --
                                                            ---------  -------  -------      --------       -------      -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .................   $    8,110      --       --         21,896         3,439            12
                                                            =========  =======  =======      ========       =======      ========


                                                                          NSATStrVal
                                                                         -----------
                                                               2001          2000          1999
                                                              ------         ------       -----
INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $     719         2,613          --
  Mortality and expense risk charges (note 3) ..........        (555)       (1,690)         --
                                                           ----------       -------     --------
   Net investment income ...............................         164           923          --
                                                           ----------       -------     --------

  Proceeds from mutual funds shares sold ...............     728,699        11,600          --
  Cost of mutual fund shares sold ......................    (699,785)      (12,455)         --
                                                           ----------       -------     --------
   Realized gain (loss) on investments .................   $  28,914          (855)         --
  Change in unrealized gain (loss)
   on investments ......................................     (17,896)      (11,352)         --
                                                           ----------       -------     --------
   Net gain (loss) on investments ......................      11,018       (12,207)         --
                                                           ----------       -------     --------
  Reinvested capital gains .............................        --            --            --
                                                           ----------       -------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .................   $  11,182       (11,284)         --
                                                           ==========       =======     ========
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                        Total                            DryQualBd                    NSATIncBd
                                                     -----------                          ---------                   ---------
                                            2001         2000      1999         2001       2000     1999       2001      2000   1999
                                           ------       ------     -----      --------    ------   ------     -----     -----  -----

INVESTMENT ACTIVITY:
  Net investment income .............. $   295,689      54,043       (59)      10,134     21,017      12       9,066    42,476   --
  Realized gain (loss) on investments     (937,881)      1,111      (157)      67,507       (250)     (2)   (140,442)   (1,423)  --
  Change in unrealized gain (loss)
    on investments ...................  (2,050,204)   (114,309)    6,439      (46,221)    12,096      15     191,057   (50,623)  --
  Reinvested capital gains ...........     536,602      55,136      --           --         --      --          --        --     --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....  (2,155,794)     (4,019)    6,223       31,420     32,863      25      59,681    (9,570)  --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................  16,069,133  12,512,960   226,654       14,601    376,008   4,351        --     362,672   --
  Transfers between funds ............        --          --        --     (1,174,376)   117,199   4,245  (1,009,570)  117,199   --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................    (477,669)   (196,728)  (21,083)     (11,214)   (16,815)   (602)     (8,030)  (15,021)  --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----
       Net equity transactions .......  15,591,464  12,316,232   205,571   (1,170,989)   476,392   7,994  (1,017,600)  464,850   --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY.  13,435,671  12,312,213   211,793   (1,139,569)   509,255   8,019    (957,919)  455,280   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................  16,843,917   4,254,580      --      1,209,824    566,055    --       957,919   540,527   --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----
CONTRACT OWNERS' EQUITY END OF PERIOD. $30,279,588  16,566,793   211,793       70,255  1,075,310   8,019        --     995,807   --
                                        ==========   =========   =======     ========    =======  ======   =========   =======  ====


CHANGES IN UNITS:
  Beginning units ....................   1,589,927     389,180      --        109,185     56,693    --       102,317    52,850   --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----
  Units purchased ....................   1,945,543   2,094,255    31,463         --       49,330     875        --      47,800   --
  Units redeemed .....................    (483,961)   (942,186)  (12,291)    (103,118)    (1,673)    (61)   (102,317)   (1,508)  --
                                        ----------   ---------   -------     --------    -------  ------   ---------   -------  ----
  Ending units .......................   3,051,509   1,541,249    19,172        6,067    104,350     814        --      99,142   --
                                        ==========   =========   =======     ========    =======  ======   =========   =======  ====

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                            FidVEqInS                              FidVOvSeS
                                                           -----------                             ---------
                                                2001           2000       1999       2001            2000            1999
                                               ------         ------     -----      ------          ------         -------

INVESTMENT ACTIVITY:
  Net investment income  .............     $   81,432         (7,344)       -       129,655          6,409             (7)
  Realized gain (loss) on investments .         2,736            351        -       (43,079)         2,019             (4)
  Change in unrealized gain (loss)
    on investments ....................      (459,254)       (80,912)       -      (718,081)       (94,371)           289
  Reinvested capital gains ............       275,452           --          -       215,729         55,136           --
                                           ----------      ---------     ----     ---------        -------         ------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......       (99,634)       (87,905)       -      (415,776)       (30,807)           278
                                           ----------      ---------     ----     ---------        -------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       970,674         (6,559)       -     1,520,900        265,220          7,833
  Transfers between funds .............          --        5,530,401        -     1,316,610         78,133          7,429
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................       (94,544)       (18,262)       -       (65,245)       (14,351)        (1,082)
                                           ----------      ---------     ----     ---------        -------         ------
       Net equity transactions ........       876,130      5,505,580        -     2,772,265        329,002         14,180
                                           ----------      ---------     ----     ---------        -------         ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      776,496      5,417,675        -     2,356,489        298,195         14,458
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     5,962,377           --          -       731,406        499,687           --
                                           ----------      ---------     ----     ---------        -------         ------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $ 6,738,873      5,417,675        -     3,087,895        797,882         14,458
                                           ==========      =========     ====     =========        =======         ======

CHANGES IN UNITS:
  Beginning units .....................       525,731           --          -        66,499         36,657           --
                                           ----------      ---------     ----      --------        -------         ------
  Units purchased .....................        76,845        534,321        -       259,305         26,252          1,502
  Units redeemed ......................        (1,266)        (1,741)       -        (8,010)        (1,085)          (108)
                                           ----------      ---------     ----      --------        -------         ------
  Ending units ........................       601,310        532,580        -       317,794         61,824          1,394
                                           ==========      =========     ====     =========        =======         ======


                                                             FidVConS
                                                            -----------
                                                2001           2000    1999
                                               ------         ------  -----

INVESTMENT ACTIVITY:
  Net investment income  .............      $   7,289         (2,496)   --
  Realized gain (loss) on investments .        (8,317)          (403)   --
  Change in unrealized gain (loss)
    on investments ....................      (285,645)       (46,917)   --
  Reinvested capital gains ............        45,421           --      --
                                            ---------      ---------   ---
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......      (241,252)       (49,816)   --
                                            ---------      ---------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     2,513,171         (9,927)   --
  Transfers between funds .............        13,754      1,990,572    --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................       (31,223)        (6,279)   --
                                            ---------      ---------   ---
       Net equity transactions ........     2,495,702      1,974,366    --
                                            ---------      ---------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    2,254,450      1,924,550    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,798,325           --      --
                                            ---------      ---------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..   $4,052,775      1,924,550    --
                                            =========      =========   ===

CHANGES IN UNITS:
  Beginning units .....................       157,094           --      --
                                             --------      ---------   ---
  Units purchased .....................       237,899        159,661    --
  Units redeemed ......................          (829)          (520)   --
                                             --------      ---------   ---
  Ending units ........................       394,164        159,141    --
                                            =========      =========   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                   FidVIPI500                               FidVBalS
                                                                   -----------                             ---------
                                                          2001        2000      1999           2001           2000         1999
                                                         ------      ------    -----         --------        ------      -------
INVESTMENT ACTIVITY:
  Net investment income   ...................       $    (1,237)       --        --           44,384         (1,857)        --
  Realized gain (loss) on investments .......                72        --        --          (22,319)          (179)        --
  Change in unrealized gain (loss)
    on investments ..........................           (70,544)       --        --          (43,140)        (1,645)        --
  Reinvested capital gains ..................              --          --        --             --             --           --
                                                    -----------      ----      ----        ---------      ---------       ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ............           (71,709)       --        --          (21,075)        (3,681)        --
                                                    -----------      ----      ----        ---------      ---------       ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................         3,800,622        --        --          336,010         (4,435)        --
  Transfers between funds ...................           187,675        --        --         (201,429)     1,451,931         --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................            (8,079)       --        --          (21,842)        (4,632)        --
                                                    -----------      ----      ----        ---------      ---------       ----
       Net equity transactions ..............         3,980,218        --        --          112,739      1,442,864         --
                                                    -----------      ----      ----        ---------      ---------       ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .......         3,908,509        --        --           91,664      1,439,183         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................              --          --        --        1,361,511           --           --
                                                    -----------      ----      ----        ---------      ---------       ----
CONTRACT OWNERS' EQUITY END OF PERIOD .......       $ 3,908,509        --        --        1,453,175      1,439,183         --
                                                    ===========      ====      ====        =========      =========       ====


CHANGES IN UNITS:
  Beginning units ...........................              --          --        --          137,868           --           --
                                                    -----------      ----      ----        ---------      ---------       ----
  Units purchased ...........................           465,327        --        --           32,169        140,121         --
  Units redeemed ............................              (935)       --        --          (20,881)          (457)        --
                                                    -----------      ----      ----        ---------      ---------       ----
  Ending units ..............................           464,392        --        --          149,156        139,664         --
                                                    ===========      ====      ====        =========      =========       ====


                                                                        IVCGr
                                                                    -----------
                                                         2001            2000             1999
                                                        ------          ------            -----
INVESTMENT ACTIVITY:
  Net investment income   ...................       $    (4,472)        (2,415)           (18)
  Realized gain (loss) on investments .......           (31,019)         3,895            (48)
  Change in unrealized gain (loss)
    on investments ..........................        (1,027,434)       108,663          2,031
  Reinvested capital gains ..................              --             --             --
                                                     ----------      ---------        -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ............        (1,062,925)       110,143          1,965
                                                     ----------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................         1,444,073        309,390         22,215
  Transfers between funds ...................         1,734,257         78,133         21,226
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................           (54,332)       (18,950)        (3,030)
                                                     ----------      ---------        -------
       Net equity transactions ..............         3,123,998        368,573         40,411
                                                     ----------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........        2,061,073        478,716         42,376
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................           790,917        553,858           --
                                                     ----------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD ........      $ 2,851,990      1,032,574         42,376
                                                     ==========      =========        =======


CHANGES IN UNITS:
  Beginning units ............................           81,077         43,491           --
                                                     ----------      ---------        -------
  Units purchased ............................          341,794         30,821          4,262
  Units redeemed .............................           (3,988)        (1,476)          (292)
                                                     ----------      ---------        -------
  Ending units ...............................          418,883         72,836          3,970
                                                     ==========      =========        =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                      IVDynm                                  IVEIn
                                                                    -----------                              ---------
                                                           2001        2000      1999           2001           2000         1999
                                                          ------      ------    -----         --------        ------      -------
INVESTMENT ACTIVITY:
  Net investment income   ........................    $    (418)       (414)      (18)        (4,409)        (2,542)         (40)
  Realized gain (loss) on investments ............          644       1,967       (38)        (8,024)           544          (61)
  Change in unrealized gain (loss)
    on investments ...............................      (47,080)     20,265     1,669       (125,867)        19,290        2,405
  Reinvested capital gains .......................         --          --        --             --             --           --
                                                     ----------     -------     -----      ---------      ---------       ------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .................      (46,854)     21,818     1,613       (138,300)        17,292        2,304
                                                     ----------     -------     -----      ---------      ---------       ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       63,715      60,551    21,586        988,673        381,597       49,307
  Transfers between funds ........................         --          --      19,104        305,844         78,133       44,575
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (6,235)     (7,156)   (2,959)       (56,100)       (23,726)      (6,780)
                                                     ----------     -------     -----      ---------      ---------       ------
       Net equity transactions ...................       57,480      53,395    37,731      1,238,417        436,004       87,102
                                                     ----------     -------     -----      ---------      ---------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       10,626      75,213    39,344      1,100,117        453,296       89,406
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      229,065     107,423      --        1,295,538        571,449         --
                                                     ----------     -------     -----      ---------      ---------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD ............  $   239,691     182,636    39,344      2,395,655      1,024,745       89,406
                                                     ==========     =======     =====      =========      =========       ======


CHANGES IN UNITS:
  Beginning units ..................................     15,600       7,042      --          109,129         50,378         --
                                                     ----------     -------     -----      ---------      ---------       ------
  Units purchased ..................................      4,694       3,963     3,584        113,590         40,828        8,552
  Units redeemed ...................................        (87)       (439)     (259)        (9,068)        (2,081)        (619)
                                                     ----------     -------     -----      ---------      ---------       ------
  Ending units .....................................     20,207      10,566     3,325        213,651         89,125        7,933
                                                     ==========     =======     =====      =========      =========       ======

                                                                         IVHiYld
                                                                       -----------
                                                            2001           2000           1999
                                                          ------           ------         -----
Investment activity:
  Net investment income   ..........................   $    (665)          --             --
  Realized gain (loss) on investments ..............        (426)          --               (4)
  Change in unrealized gain (loss)
    on investments .................................     (59,181)          --               30
  Reinvested capital gains .........................        --             --             --
                                                         -------        ------         -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ...................     (60,272)          --               26
                                                         -------        ------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................     182,086           --            7,786
  Transfers between funds ..........................     511,301           --            7,429
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..............................      (7,594)          --           (1,080)
                                                         -------        ------         -------
       Net equity transactions .....................     685,793           --           14,135
                                                         -------        ------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............    625,521           --           14,161
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................        --             --             --
                                                         -------        ------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............  $ 625,521           --           14,161
                                                         =======        ======         =======


CHANGES IN UNITS:
  Beginning units ..................................        --             --             --
                                                         -------        ------         -------
  Units purchased ..................................      69,968           --            1,442
  Units redeemed ...................................        (198)          --             (101)
                                                         -------        ------         -------
  Ending units .....................................      69,770           --            1,341
                                                         =======        ======         =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                   InVIFSmCoGr                               IVTotRtn
                                                                    -----------                              ---------
                                                          2001        2000      1999           2001           2000         1999
                                                          ------      ------    -----         --------        ------      -------
INVESTMENT ACTIVITY:
  Net investment income   .......................    $   (3,068)       --        --           (1,624)        (1,746)        --
  Realized gain (loss) on investments ...........        (8,788)       --        --          (83,060)        (1,273)        --
  Change in unrealized gain (loss)
    on investments ..............................       (58,417)       --        --           85,028        (16,208)        --
  Reinvested capital gains ......................          --          --        --             --             --           --
                                                    -----------      ----      ----        ---------      ---------       ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ................       (70,273)       --        --              344        (19,227)        --
                                                    -----------      ----      ----        ---------      ---------       ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       959,790        --        --          321,744        265,120         --
  Transfers between funds .......................     1,380,107        --        --         (322,635)        78,133         --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................       (36,743)       --        --          (19,823)       (11,636)        --
                                                    -----------      ----      ----        ---------      ---------       ----
       Net equity transactions ..................     2,303,154        --        --          (20,714)       331,617         --
                                                    -----------      ----      ----        ---------      ---------       ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,232,881        --        --          (20,370)       312,390         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................          --          --        --          752,187        368,481         --
                                                    -----------      ----      ----        ---------      ---------       ----
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 2,232,881        --        --          731,817        680,871         --
                                                    ===========      ====      ====        =========      =========       ====

CHANGES IN UNITS:
  Beginning units ...............................          --          --        --           80,808         38,648         --
                                                    -----------      ----      ----        ---------      ---------       ----
  Units purchased ...............................       152,369        --        --           10,724         37,160         --
  Units redeemed ................................        (3,260)       --        --          (12,636)        (1,263)        --
                                                    -----------      ----      ----        ---------      ---------       ----
  Ending units ..................................       149,109        --        --           78,896         74,545         --
                                                    ===========      ====      ====        =========      =========       ====


                                                                        NSATCapAp
                                                                       -----------
                                                          2001           2000           1999
                                                        --------        ------          -----

INVESTMENT ACTIVITY:
  Net investment income   .......................   $      (691)        (1,407)          --
  Realized gain (loss) on investments ...........      (695,768)        (3,282)          --
  Change in unrealized gain (loss)
    on investments ..............................       636,102         27,405           --
  Reinvested capital gains ......................          --             --             --
                                                     ----------      ---------        -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ................       (60,357)        22,716           --
                                                     ----------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          --          483,559           --
  Transfers between funds .......................      (942,650)       156,266           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................        (7,947)       (19,609)          --
                                                     ----------      ---------        -------
       Net equity transactions ..................      (950,597)       620,216           --
                                                     ----------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    (1,010,954)       642,932           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     1,010,954        699,217           --
                                                     ----------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $     --        1,342,149           --
                                                     ==========      =========        =======

CHANGES IN UNITS:
  Beginning units ...............................       132,962         67,426           --
                                                     ----------      ---------        -------
  Units purchased ...............................          --           63,374           --
  Units redeemed ................................      (132,962)        (1,962)          --
                                                     ----------      ---------        -------
  Ending units ..................................          --          128,838           --
                                                     ==========      =========        =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                     NSATGvtBd                               NSATMMkt
                                                                    -----------                              ---------
                                                           2001        2000      1999           2001           2000         1999
                                                          ------      ------    -----         --------        ------      -------
INVESTMENT ACTIVITY:
  Net investment income   .......................     $   8,253        --        --           21,896          3,439           12
  Realized gain (loss) on investments ...........         3,488        --        --             --             --           --
  Change in unrealized gain (loss)
    on investments ..............................        (3,631)       --        --             --             --           --
  Reinvested capital gains ......................          --          --        --             --             --           --
                                                    -----------      ----      ----        ---------      ---------       ------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ................         8,110        --        --           21,896          3,439           12
                                                    -----------      ----      ----        ---------      ---------       ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       182,084        --        --        2,770,990      9,787,983      113,576
  Transfers between funds .......................       185,744        --        --       (1,262,304)    (9,754,233)    (104,009)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................        (7,918)       --        --          (34,982)       (30,362)      (5,550)
                                                    -----------      ----      ----        ---------      ---------       ------
       Net equity transactions ..................       359,910        --        --        1,473,704          3,388        4,017
                                                    -----------      ----      ----        ---------      ---------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       368,020        --        --        1,495,600          6,827        4,029
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................          --          --        --           26,931          9,380         --
                                                    -----------      ----      ----        ---------      ---------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   368,020        --        --        1,522,531         16,207        4,029
                                                    ===========      ====      ====        =========      =========       ======

CHANGES IN UNITS:
  Beginning units ...............................          --          --        --            2,442            900         --
                                                    -----------      ----      ----        ---------      ---------       ------
  Units purchased ...............................        47,660        --        --          133,199        927,574       11,246
  Units redeemed ................................       (14,754)       --        --             (437)      (926,957)     (10,851)
                                                    -----------      ----      ----        ---------      ---------       ------
  Ending units ..................................        32,906        --        --          135,204          1,517          395
                                                    ===========      ====      ====        =========      =========       ======


                                                                       NSATStrVal
                                                                      -----------
                                                           2001           2000           1999
                                                          ------         ------          -----
INVESTMENT ACTIVITY:
  Net investment income   .......................    $      164            923           --
  Realized gain (loss) on investments ...........        28,914           (855)          --
  Change in unrealized gain (loss)
    on investments ..............................       (17,896)       (11,352)          --
  Reinvested capital gains ......................          --             --             --
                                                     ----------      ---------        -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ................        11,182        (11,284)          --
                                                     ----------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          --          241,781           --
  Transfers between funds .......................      (722,327)        78,133           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................        (5,818)        (9,929)          --
                                                     ----------      ---------        -------
       Net equity transactions ..................      (728,145)       309,985           --
                                                     ----------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (716,963)       298,701           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................       716,963        338,503           --
                                                     ----------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........          --          637,204           --
                                                     ==========      =========        =======

CHANGES IN UNITS:
  Beginning units ...............................        69,215         35,095           --
                                                     ----------      ---------        -------
  Units purchased ...............................          --           33,050           --
  Units redeemed ................................       (69,215)        (1,024)          --
                                                     ----------      ---------        -------
  Ending units ..................................          --           67,121           --
                                                     ==========      =========        =======



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30, 2001 AND 2000
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account has been registered as a unit investment trust under the Investment Company
       Act of 1940.

       The Company offers Corporate Flexible Premium Variable Life Insurance
       Policies through the Account.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

       Contract owners may invest in the following:

           Portfolios of the American Century Variable Portfolios Inc.(American Century VP);
             American Century Variable Portfolio, Inc.- American Century VP Balanced (ACVPBal)
             American Century Variable Portfolio, Inc.- American Century VP Capital Appreciation (ACVPCapAp)
             American Century Variable Portfolio, Inc.- American Century VP International (ACVPInt)
             American Century Variable Portfolio, Inc.- American Century VP Income & Growth (ACVPIncGr)
             American Century Variable Portfolio, Inc.- American Century VP Value (ACVPValue)

           Funds of the Deutsche Asset Management VIT Funds (DAS);
             DAS VIT Funds - Deutsche EAFE Equity Index Fund - Institutional Class
             DAS VIT Funds - Deutsche Equity 500 Index Fund
             DAS VIT Funds - Deutsche Small Cap Index Fund

           The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - Mid Cap Stock (DryPreMCap)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryVApp)
             Dreyfus VIF - Disciplined Stock Portfolio (DryVDspStk)
             Dreyfus VIF - International Value Portfolio (DryVIntVal)
             Dreyfus VIF - Limited Term High Income Portfolio (DryVLmtHI)
          (*)Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
             Dreyfus VIF - Small Company Stock Portfolio (DryVSmCoSt)

           Portfolios of the Fidelity Variable Insurance Products Fund:Service
            Class (Fidelity VIP);
          (*)Fidelity VIP - Equity-Income Portfolio: Service Class (FidVEqInS)
             Fidelity VIP - Growth Portfolio: Service Class (FidVGrS)
             Fidelity VIP - High Income Portfolio: Service Class (FidVHiInS)
          (*)Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)

           Portfolios of the Fidelity Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity VIP-II - Asset Manager Growth Portfolio: Service Class
              (FidVAMGrS)
             Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVAMS)
          (*)Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVConS)
          (*)Fidelity VIP-II - Index 500 Portfolio: (FidVIP500)

Portfolios of the Fidelity Variable Insurance Products Fund III:Service Class (Fidelity VIP-III);
 (*)Fidelity VIP-III - Balanced Portfolio: Service Class (FidVBalS)
  Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVGrInS)
  Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVGrOpS)
  Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVMCapS)

Funds of the Goldman Sachs Variable Insurance Trust (Goldman Sachs);
  Goldman Sachs - Aggressive Growth Fund
  Goldman Sachs - Balanced Strategy Fund
  Goldman Sachs - Capital Growth Fund
  Goldman Sachs - Conservative Strategy Fund
  Goldman Sachs - Core International Equity Fund
  Goldman Sachs - Core Large Cap Fund
  Goldman Sachs - Core Small Cap Fund
  Goldman Sachs - Core U.S. Equity Fund
  Goldman Sachs - Global Income Fund
  Goldman Sachs - Growth and Income Fund
  Goldman Sachs - Growth and Income Strategy Fund
  Goldman Sachs - Growth Strategy Fund
  Goldman Sachs - Mid Cap Fund

Funds of the INVESCO Variable Investment Funds, Inc.(INVESCO VIF);
  (*)INVESCO VIF - Blue Chip Growth Fund (IVCGr)
  (*)INVESCO VIF - Dynamics Fund (IVDynm)
  (*)INVESCO VIF - Equity Income Fund (IVEIn) (formerly INVESCO VIF Industrial
     Income Fund)
     INVESCO VIF - Health Sciences Fund (IVHlthSci)
  (*)INVESCO VIF - High Yield Fund (IVHiYld)
     INVESCO VIF - Real Estate Opportunity Fund (IVRealEsOp)
  (*)INVESCO VIF - Small Company Growth Fund (IVSmCoGr)
     INVESCO VIF - Technology Fund (IVTech)
  (*)INVESCO VIF - Total Return Fund (IVTotRtn)
     INVESCO VIF - Utilities Fund (IVUtility)

Portfolios of the J.P. Morgan Series Trust II;
  J.P. Morgan Series Trust II - J.P. Morgan Bond Portfolio (JPMBd)
  J.P. Morgan Series Trust II - J.P. Morgan International Opportunities Portfolio
   (JPMIntOpp)
  J.P. Morgan Series Trust II - J.P. Morgan Small Company Portfolio (JPMSmCo)
  J.P. Morgan Series Trust II - J.P. Morgan U.S. Disciplined Equity Portfolio
   (JPMUSDisEq)

Portfolios of The Universal Institutional Funds, Inc. (Morgan Stanley);
  Morgan Stanley - Emerging Markets Debt Portfolio (MSUEmMkt)
  Morgan Stanley - Equity Growth Portfolio (MSUEqGr)
  Morgan Stanley - Fixed Income Portfolio (MSUFixInc)
  Morgan Stanley - Global Equity Portfolio (MSUGlobEq)
  Morgan Stanley - High Yield Portfolio (MSUHiYld)
  Morgan Stanley - International Magnum Portfolio (MSUIntlMag)
  Morgan Stanley - Mid Cap Growth Portfolio (MSUMCapGr)
  Morgan Stanley - Mid Cap Value Portfolio (MSUMCapVal)
  Morgan Stanley - US Real Estate Portfolio (MSUUSRealE)
  Morgan Stanley - Value Portfolio (MSUValue)

Funds of the Nationwide Separate Account Trust (Nationwide SAT)
(managed for a fee by an affiliated investment advisor);
     Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
  (*)Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
     Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMGM)
     Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

      Nationwide SAT - Global Technology & Communications Fund Class I
       (NSATGlTecCom)
   (*)Nationwide SAT - Government Bond Fund (NSATGvtBd)
      Nationwide SAT - Growth Focus Fund - Turner (NSATGFocTU)
      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGGM) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
      Nationwide SAT - Mid Cap Index Fund (NSATMCIxDR)
   (*)Nationwide SAT - Money Market Fund (NSATMMkt)
      Nationwide SAT - Multi-Sector Bond Fund - MAS (NSATMBdMAS)
      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
      Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
      Nationwide SAT - Small Company Fund (NSATSmCo)
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
      Nationwide SAT - Total Return Fund (NSATTotRtn)

    Portfolios of the One Group Investment Trust (OGIV);
      OGIV - Balanced Portfolio (OGTBal)
      OGIV - Bond Portfolio (OGTBond)
      OGIV - Diversified Equity Portfolio (OGTDivEq)
      OGIV - Diversified Mid Cap Portfolio (OGTDivMCap)
      OGIV - Equity Index Portfolio (OGTEqIndx)
      OGIV - Government Bond Portfolio (OGTLgCoGr)
      OGIV - Large Cap Growth Portfolio (OGTLgCapGr)
      OGIV - Mid Cap Growth Portfolio (OGTMCapGr)
      OGIV - Mid Cap Value Portfolio (OGTMCapVal)

    Funds of the Salomon Brothers Variable Funds (SBV);
      SBV - Capital Fund (SBVCap)
      SBV - High Yield Bond Fund (SBVHiYld)
      SBV - Investors Fund (SBVInvest)
      SBV - Strategic Bond Fund (SBVStratBd)
      SBV - Total Return Fund (SBVTotRtn)

At June 30, 2001, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

       The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

    (b) Cost of Insurance

       A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        The Company currently deducts a monthly administrative charge of $5 in all policy years. This charge is subject to change but will not exceed $10 per policy year.

(3) ASSET CHARGES

    The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate is currently .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter. This charge is assessed against each contract through the daily unit value calculation.

(4) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(5) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the expense ratios and total return for the six-month period ended June 30, 2001.

    The following is a summary for 2001:

                                                                               UNIT           CONTRACT                    TOTAL
                                                               UNITS        FAIR VALUE     OWNERS' EQUITY   EXPENSES(*)   RETURN(**)
                                                               -----        ----------     --------------  -----------   ----------
       Dreyfus VIF - Quality Bond Portfolio ..............      6,067        11.579923      $     70,255     0.40%         4.51%
       Fidelity VIP - Equity-Income Portfolio.............    601,310        11.206987         6,738,873     0.36%        -1.18%
       Fidelity VIP - Overseas Portfolio..................    317,794         9.716657         3,087,895     0.37%       -11.66%
       Fidelity VIP II - Contrafund Portfolio.............    394,164        10.281952         4,052,775     0.37%       -10.18%
       Fidelity VIP II - Index 500 Portfolio .............    464,392         8.416400         3,908,509     0.36%        -6.79%
       Fidelity VIP III - Balanced Portfolio..............    149,156         9.742655         1,453,175     0.35%        -1.34%
       Invesco VIF - Blue Chip Growth Fund................    418,883         6.808561         2,851,990     0.39%       -30.21%
       Invesco VIF - Dynamics Fund........................     20,207        11.861787           239,691     0.40%       -19.22%
       Invesco VIF - Equity Income Fund...................    213,651        11.212934         2,395,655     0.38%        -5.55%
       Invesco VIF - High Yield Fund......................     69,770         8.965474           625,521     0.41%        -6.05%
       Invesco VIF - Small Company Growth Fund............    149,109        14.974825         2,232,881     0.39%        -8.21%
       Invesco VIF - Total Return Fund....................     78,896         9.275715           731,817     0.39%        -0.35%
       Nationwide SAT - Government Bond Fund..............     32,906        11.183979           368,020     0.39%         2.23%
       Nationwide SAT - Money Market Fund.................    135,204        11.260991         1,522,531     0.41%         2.11%
                                                             ========        =========        ----------
                                                                                            $ 30,279,588
                                                                                              ==========

    The following is a summary for 2000:
       Dreyfus VIF - Quality Bond Portfolio..............     104,350        10.304836      $  1,075,310     0.43%         3.21%
       Federated NSAT - High Income Bond Fund............      99,142        10.044247           995,807     0.42%        -1.79%
       Fidelity VIP - Equity-Income Portfolio............     532,580        10.172510         5,417,675     0.38%        -3.05%
       Fidelity VIP - Overseas Portfolio.................      61,824        12.905707           797,882     0.40%        -5.32%
       Fidelity VIP II - Contrafund Portfolio............     159,141        12.093366         1,924,550     0.40%        -1.65%
       Fidelity VIP III - Balanced Portfolio.............     139,664        10.304610         1,439,183     0.44%        -0.43%
       Invesco VIF - Blue Chip Growth Fund...............      72,836        14.176693         1,032,574     0.42%        11.32%
       Invesco VIF - Dynamics Fund.......................      10,566        17.285289           182,636     0.39%        13.31%
       Invesco VIF - Equity Income Fund..................      89,125        11.497844         1,024,745     0.40%         1.36%
       Invesco VIF - Total Return Fund...................      74,545         9.133694           680,871     0.39%        -4.20%
       Nationwide SAT - Capital Appreciation Fund........     128,838        10.417336         1,342,149     0.40%         0.46%
       Nationwide SAT - Money Market Fund................       1,517        10.683609            16,207     0.39%         2.51%
       Nationwide SAT - Strategic Value Fund.............      67,121         9.493366           637,204     0.42%        -1.58%
                                                             ========        =========        ----------
                                                                                            $ 16,566,793
                                                                                              ==========

                                                                         UNIT           CONTRACT                    TOTAL
                                                         UNITS        FAIR VALUE     OWNERS' EQUITY   EXPENSES(*)   RETURN(**)
                                                         -----        ----------     --------------  -----------   ----------
   The following is a summary for 1999:
      Dreyfus VIF - Quality Bond Portfolio............      814         9.850744      $      8,019     0.36%       -1.49% 01/05/99
      Fidelity VIP - Overseas Portfolio...............    1,394        10.371806            14,458     0.41%        3.72% 01/05/99
      Invesco VIF - Blue Chip Growth Fund.............    3,970        10.674111            42,376     0.40%        6.74% 01/05/99
      Invesco VIF - Dynamics Fund.....................    3,325        11.832674            39,344     0.38%       18.33% 01/05/99
      Invesco VIF - Equity Income Fund................    7,933        11.270116            89,406     0.37%       12.70% 01/05/99
      Invesco VIF - High Yield Fund...................    1,341        10.559719            14,161     0.42%        5.60% 01/05/99
      Nationwide SAT - Money Market Fund..............      395        10.199244             4,029     0.41%        1.99%
                                                       ========        =========        ----------
                                                                                      $    211,793
                                                                                        ==========


(*) This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                                       Bulk Rate
                                                                     U.S.Postage
                                                                         P A I D
                                                                  Columbus, Ohio
                                                                   Permit No.521







Nationwide((R)) is a registered federal service mark of Nationwide Mutual Insurance Company